Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Cash Flows from Operating Activities
Net Income		$ 5,097	[1]	$ 5,758	$ 5,453
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading (Note 3)		2	[1]	1	1
Net (gain) on securities, other than trading (Note 3)		(126)	[1]	(250)	(240)
Net (increase) decrease in trading securities		(10,276)	[1]	13,816	(2,650)
Provision for credit losses (Note 4)		2,953	[1]	872	662
(increase) decrease in derivative asset		(12,229)	[1]	6,902	6,069
Increase (decrease) in derivative liability		5,614	[1]	(3,774)	(7,481)
Amortization of premises and equipment (Note 9)		801	[1]	435	400
Amortization of other assets		197	[1]	216	224
Amortization of intangible assets (Note 11)		620	[1]	554	503
Net decrease in deferred income tax asset (Note 22)		111	[1]	483	832
Net increase (decrease) in deferred income tax liability (Note 22)		26	[1]	(15)	2
Net (increase) decrease in current income tax asset		(55)	[1]	354	(232)
Net increase (decrease) in current income tax liability		62	[1]	6	(87)
(Increase) decrease in interest receivable		178	[1]	(299)	(366)
Increase (decrease) in interest payable		(352)	[1]	313	337
Changes in other items and accruals, net		(6,022)	[1]	(1,255)	2,078
Net increase in deposits		88,341	[1]	48,009	34,138
Net (increase) in loans		(20,420)	[1]	(43,381)	(23,089)
Net increase (decrease) in securities sold but not yet purchased		2,972	[1]	(2,524)	2,004
Net increase in securities lent or sold under repurchase agreements		824	[1]	20,358	452
Net (increase) in securities borrowed or purchased under resale agreements		(7,104)	[1]	(19,396)	(2,958)
Net increase (decrease) in securitization and structured entities' liabilities		(378)	[1]	2,120	1,860
Net Cash Provided by Operating Activities		50,836	[1]	29,303	17,912
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(8,113)	[1]	(1,227)	2,203
Proceeds from issuance of covered bonds (Note 13)		4,425	[1]	4,168	2,706
Redemption/buyback of covered bonds (Note 13)		(6,231)	[1]	(3,765)	(567)
Proceeds from issuance of subordinated debt (Note 15)		1,250	[1]	1,000	2,685
Repayment of subordinated debt (Note 15)			[1]	(1,000)	(900)
Proceeds from issuance of preferred shares and other equity instruments net of issuance cost (Note 16)		1,247	[1]	1,000	395
Redemption of preferred shares (Note 16)			[1]		(300)
Net proceeds from issuance (repurchase) of common shares and sale (purchase) of treasury shares		(76)	[1]	54	88
Common shares repurchased for cancellation (Note 16)			[1]	(90)	(991)
Cash dividends and distributions paid		(2,475)	[1]	(2,752)	(2,582)
Repayment of lease liabilities	[1],[2]	(331)
Net Cash Provided by (Used in) Financing Activities		(10,304)	[1]	(2,612)	2,737
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		(979)	[1]	329	(1,648)
Purchases of securities, other than trading		(86,659)	[1]	(63,496)	(46,749)
Maturities of securities, other than trading		19,982	[1]	13,154	14,754
Proceeds from sales of securities, other than trading		36,900	[1]	31,561	23,561
Premises and equipment – net (purchases) (Note 9)		(399)	[1]	(478)	(330)
Purchased and developed software – net (purchases) (Note 11)		(633)	[1]	(650)	(556)
Acquisitions (Note 10)		(186)	[1]		(365)
Net Cash (Used in) Investing Activities		(31,974)	[1]	(19,580)	(11,333)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		47	[1]	(450)	227
Net increase in Cash and Cash Equivalents		8,605	[1]	6,661	9,543
Cash and Cash Equivalents at Beginning of Year		48,803		42,142	32,599
Cash and Cash Equivalents at End of Year (Note 2)		57,408	[1]	48,803	42,142
Net cash provided by operating activities includes:
Interest paid in the year	[3]	9,679	[1]	12,956	9,249
Income taxes paid in the year		1,537	[1]	1,209	1,261
Interest received in the year		21,576	[1]	23,966	18,867
Dividends received in the year		$ 1,856	[1]	$ 1,740	$ 1,736

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.
[2]	Prior to adoption of IFRS 16, repayments of lease liabilities were included in Net Cash Provided by Operating Activities.
[3]	Includes dividends paid on securities sold but not yet purchased.